Income taxes - Income Taxes in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current tax expense	$ 3,949	$ 1,909	$ 3,223
Deferred tax (recovery) expense	582	(1,142)	459
Total tax (benefit) expense	$ 4,531	$ 767	$ 3,682